Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue
Schedule of revenue

	Six months ended 30 June
US$ thousand	2023	2022
Sale of commodities – Copper	17,929	—
Sale of commodities – Silver	647	—
Total	18,576	—